UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     May 09, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $567,636 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    17554   231920 SH       SOLE                        0     1820   230100
AMERICAN INTL GROUP INC        COM              026874107    24939   377348 SH       SOLE                        0     2280   375068
AMGEN INC                      COM              031162100    25544   351115 SH       SOLE                        0     2065   349050
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      361        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    23473     7793 SH       SOLE                        0       47     7746
BIOMET INC                     COM              090613100    20726   583510 SH       SOLE                        0     3455   580055
CANADIAN NATL RY CO            COM              136375102    25861   571135 SH       SOLE                        0     3894   567241
CANON INC                      ADR              138006309    10878   164695 SH       SOLE                        0     1015   163680
CHEVRON CORP NEW               COM              166764100      845    14570 SH       SOLE                        0        0    14570
CP HOLDRS                      DEP RCPTS  CP    12616K106      263     2208 SH       SOLE                        0        0     2208
ENCANA CORP                    COM              292505104    22256   476277 SH       SOLE                        0     2855   473422
FIRST DATA CORP                COM              319963104    23510   502137 SH       SOLE                        0     3120   499017
FISERV INC                     COM              337738108    23156   544210 SH       SOLE                        0     3350   540860
GENERAL DYNAMICS CORP          COM              369550108    15547   242994 SH       SOLE                        0      970   242024
GENERAL ELECTRIC CO            COM              369604103    23617   679028 SH       SOLE                        0     3945   675083
GENL AMERN INVS PREF B         Preferred B      368802401     1085    43955 SH       SOLE                        0     1265    42690
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    11374   217428 SH       SOLE                        0     1265   216163
GRAINGER W W INC               COM              384802104    28141   373475 SH       SOLE                        0     2270   371205
HONDA MOTOR LTD                AMERN SHS        438128308    13512   436423 SH       SOLE                        0     2215   434208
JOHNSON & JOHNSON              COM              478160104    23284   393170 SH       SOLE                        0     2295   390875
LOWES COS INC                  COM              548661107    25527   396137 SH       SOLE                        0     2375   393762
MCDONALDS CORP                 COM              580135101    15704   457051 SH       SOLE                        0     4350   452701
MICROSOFT CORP                 COM              594918104    22560   829108 SH       SOLE                        0     5130   823978
NABORS INDUSTRIES              COM              629568106    32125   448805 SH       SOLE                        0     2800   446005
NIKE INC                       CL B             654106103    22514   264565 SH       SOLE                        0     1565   263000
SAMSUNG ELECTRONICS ORDF       Ordinary         Y74718100     8371    12910 SH       SOLE                        0        0    12910
SYSCO CORP                     COM              871829107    24140   753190 SH       SOLE                        0     4460   748730
TORCHMARK CORP                 COM              891027104    16144   282737 SH       SOLE                        0     1615   281122
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    21143   194147 SH       SOLE                        0     1245   192902
UNITED PARCEL SERVICE INC      CL B             911312106    19767   249018 SH       SOLE                        0      765   248253
WAL MART STORES INC            COM              931142103    23715   502013 SH       SOLE                        0     2995   499018